Leases - Lessor: Lease Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Lease income—net investment in leases
Interest income		¥ 45,715	¥ 43,325
Other		2,044	1,649
Lease income—operating leases	[1]	310,848	259,949
Total lease income		¥ 358,607	¥ 304,923
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues

[1]	Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥10,066 million and ¥23,587 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥17,726 million and ¥21,059 million, for the six months ended September 30, 2023 and 2024, respectively.